Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2017
Other Financial Assets [Abstract]
Other Financial Assets
Other financial assets as of December 31, 2016 and 2017 are as follows:

		2016		2017
		Current	Non-current	Current	Non-current
		In millions of won
Loans and receivables	￦	198,133	683,353	244,309	711,069
Allowance for doubtful accounts		—	(4,532)	—	(8,948)
Present value discount		(1,001)	(41,746)	(976)	(39,813)
Long / short-term financial instruments		2,281,460	414,466	1,702,084	542,430
Financial assets at fair value through profit or loss		—	—	—	111,512

	￦	2,478,592	1,051,541	1,945,417	1,316,250

Loans and receivables
Loans and receivables as of December 31, 2016 and 2017 are as follows:

		2016
		Face value	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Short-term loans and receivables
Loans for tuition	￦	29,028	—	(1,001)	28,027
Loans for housing		12,556	—	—	12,556
Fisheries loan		352	—	—	352
Other loans		156,197	—	—	156,197

		198,133	—	(1,001)	197,132

Long-term loans and receivables
Loans for tuition		404,200	—	(41,593)	362,607
Loans for housing		125,850	—	—	125,850
Loans for related parties		91,249	(4,532)	—	86,717
Fisheries loan		1,312	—	(153)	1,159
Other loans		60,742	—	—	60,742

		683,353	(4,532)	(41,746)	637,075

	￦	881,486	(4,532)	(42,747)	834,207

		2017
		Face value	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Short-term loans and receivables
Loans for tuition	￦	33,763	—	(976)	32,787
Loans for housing		14,126	—	—	14,126
Fisheries loan		352	—	—	352
Other loans		196,068	—	—	196,068

		244,309	—	(976)	243,333

Long-term loans and receivables
Loans for tuition		408,803	—	(39,716)	369,087
Loans for housing		140,452	—	—	140,452
Loans for related parties		94,581	(8,948)	—	85,633
Fisheries loan		960	—	(97)	863
Other loans		66,273	—	—	66,273

		711,069	(8,948)	(39,813)	662,308

	￦	955,378	(8,948)	(40,789)	905,641

Changes in the allowance for doubtful accounts of loans and receivables
Changes in the allowance for doubtful accounts of loans and receivables for the year ended December 31, 2017 is as follows:

		2017
		In millions of won
Beginning balance	￦	4,532
Bad debt expense		2,465
Other		1,951

Ending balance	￦	8,948

Long-term and short-term financial instruments
Long-term and short-term financial instruments as of December 31, 2016 and 2017 are as follows:

		2016		2017
		Current	Non-current	Current	Non-current
		In millions of won
Time deposits	￦	1,820,391	30,000	1,479,034	2
ABCP		351,800	132,600	145,000	65,600
CP		16,000	—	58,050	—
CD		60,443	—	10,000	—
RP		—	1,521	10,000	1,634
Others		32,826	250,345	—	475,194

	￦	2,281,460	414,466	1,702,084	542,430